ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY [Abstract]
Condensed Statements of Operations
	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB	USD
				(Note 2 (al))
Net revenue	-	-	-	-
Cost of revenues	-	-	-	-

Gross profit	-	-	-	-

Total operating expenses	(8,459,461)	(4,286,844)	(12,422,770)	(2,002,187)

Loss from operations	(8,459,461)	(4,286,844)	(12,422,770)	(2,002,187)

Convertible senior notes issuance costs	-	-	(26,052,881)	(4,198,962)
Share of income/(loss) from subsidiaries and affiliates	(1,405,807,872)	437,886,531	610,091,593	98,328,916
Interest (income)/expense, net	(31,043,624)	(30,526,093)	27,261,325	4,393,728
Exchange gain/(loss)	49,615	(2,155,196)	10,046,144	1,619,144
Change in fair value of convertible senior notes and capped call option	(97,160,726)	(212,906,573)	64,101,644	10,331,310
Income/(Loss) before income taxes	(1,542,422,068)	188,011,825	673,025,055	108,471,949
Income tax expenses	-	-	-	-
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	(1,542,422,068)	188,011,825	673,025,055	108,471,949

Condensed Balance Sheets
	December 31,
	2013	December, 2014
	RMB	RMB	USD
			(Note 2 (al))
ASSETS
Current assets:
Cash and cash equivalent	7,329,752	25,047,261	4,036,886
Due from subsidiaries-current	858,972,809	332,100,861	53,524,942
Other current assets	27,657,413	26,318,114	4,241,710
Capped call option	107,223,601	-	-
Total current assets	1,001,183,575	383,466,236	61,803,538
Investments in subsidiaries	1,800,616,766	3,550,903,388	572,301,742
Due from subsidiaries-non current	-	1,157,165,610	186,501,243
Capped call option	-	21,098,263	3,400,423
Total assets	2,801,800,341	5,112,633,497	824,006,946

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Due to subsidiaries	14,676,988	40,911,888	6,593,799
Other current liabilities	6,894,632	24,225,641	3,904,465
Convertible senior notes-current	770,485,897	-	-
Total current liabilities	792,057,517	65,137,529	10,498,264
Convertible senior notes	-	1,540,398,645	248,267,196
Total liabilities	792,057,517	1,605,536,174	258,765,460

Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 108,051,630 and 124,292,030 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	15,574	17,560	2,830
Additional paid-in capital	1,968,702,066	2,794,024,929	450,315,077
Accumulated other comprehensive income	12,869,458	11,874,053	1,913,750
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2013 and 2014, respectively	(13,875,553)	(13,875,553)	(2,236,333)
Retained earnings	42,031,279	715,056,334	115,246,162
Total shareholders' equity	2,009,742,824	3,507,097,323	565,241,486

Total liabilities and shareholders' equity	2,801,800,341	5,112,633,497	824,006,946

Condensed Cash Flows
	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	USD
				(Note 2 (al))
Cash flows from operating activities:
Net income/(loss)	(1,542,422,068)	188,011,825	673,025,055	108,471,949
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of convertible senior notes	96,851,674	305,202,478	(150,790,707)	(24,303,050)
Change in fair value of capped call option	309,052	(92,295,905)	86,689,063	13,971,741
Share of (income)/loss from subsidiaries	1,405,807,872	(437,886,531)	(610,091,593)	(98,328,916)
Convertible senior notes issuance cost	-	-	26,052,881	4,198,962
Exchange (gain)/loss	(49,615)	2,155,196	(10,046,144)	(1,619,144)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	27,696,952	(313,277,487)	(572,172,865)	(92,217,528)
Decrease/(increase) in other current assets	769,436	(105,504)	299,752	48,311
Increase/(Decrease) in due to a subsidiary	(4,133,808)	(46,520,981)	26,234,900	4,228,299
(Decrease)/increase in other current liabilities	647,916	(1,783,456)	16,276,144	2,623,238
Net cash (used in)/provided by operating activities	(14,522,589)	(396,500,365)	(514,523,514)	(82,926,138)

Cash flows from investing activities:
Investments in subsidiaries	(543,555)	(28,834,009)	(1,141,190,434)	(183,926,512)
Net cash used in investing activities	(543,555)	(28,834,009)	(1,141,190,434)	(183,926,512)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	-	413,004,026	770,201,158	124,133,894
Proceeds from exercise of share options	-	17,551,472	14,528,109	2,341,506
Proceeds from issuance of convertible senior notes	-	-	914,850,000	147,447,055
Issuance cost paid for issuance of convertible senior notes	-	-	(26,052,881)	(4,198,962)
Net cash provided by/(used in) financing activities	-	430,555,498	1,673,526,386	269,723,493

Effect of foreign exchange rate changes on cash and cash equivalents	46,883	(152,085)	(94,929)	(15,299)

Net (decrease)/increase in cash and cash equivalents	(15,019,261)	5,069,039	17,717,509	2,855,544
Cash and cash equivalents, beginning of year	17,279,974	2,260,713	7,329,752	1,181,342

Cash and cash equivalents, end of year	2,260,713	7,329,752	25,047,261	4,036,886

Supplemental disclosure of non-cash investing and financing cash flow information
Shares repurchase utilized prepayment made in prior year	5,521,130	-	-	-
Proceeds from exercise of share options received in subsequent period	160,861	1,266,499	226,952	36,578
Payment of issuance cost for follow-on offering in subsequent period	-	1,273,309	2,328,174	375,234